Critical judgements in the application of accounting policies (Details) - Blackwater - oz oz in Thousands	Dec. 31, 2020	Aug. 21, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage of stream on gold production retained	8.00%	8.00%
Gold, delivery commitment, quantity to be received		280
Trigger One
Disclosure of detailed information about financial instruments [line items]
Percentage of stream on gold production retained		4.00%
Gold, delivery commitment, quantity to be received		280